Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Options and Warrants [Abstract]
Stock Options and Warrants
6.	Stock Options

In 2007, the Company's Board of Directors approved the 2007 Stock Option Plan (amended September 29, 2008) ("the Plan") to offer an incentive to obtain services of key employees, directors and consultants of the Company. The Plan provides for the reservation for awards of an aggregate of 10% of the total shares of Common Stock outstanding from time to time. No Plan participant may receive stock options exercisable for more than 2,500,000 shares of Common Stock in any one calendar year. Under the Plan, the exercise price of an incentive stock option must be at least equal to 100% of the fair market value of the common stock on the date of grant (110% of fair market value in the case of options granted to employees who hold more than 10% of the Company's capital stock on the date of grant). The term of stock options granted under the Plan is not to exceed ten years and the stock options vest immediately upon granting.

The following is a summary of stock option activity and the status of stock options outstanding and exercisable at September 30, 2012:

	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) As At	Aggregate Intrinsic value As At
Outstanding and exercisable at December 31, 2011	9,050,000	0.110	4.28	36,500
Forfeited during quarter March 31, 2012	(200,000)	0.260	-	-
Granted during quarter March 31, 2012	1,600,000	0.050	-	-
Outstanding and exercisable at March, 31, 2012	10,450,000	0.090	4.21	42,000
Granted during quarter June 30, 2012	200,000	0.065	-	-
Outstanding and exercisable at June, 30, 2012	10,650,000	0.097	3.97	34,125
Forfeited during quarter September 30, 2012	(1,000,000)	0.260	-	-
Granted during quarter September 30, 2012	-	-	-	-
Outstanding and exercisable at September, 30, 2012	9,650,000	0.080	3.74	52,500

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value for all "in-the-money" options (i.e. the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on September 30, 2012.

During the quarter ended September 30, 2012, Lars Pearl's 1,000,000 options lapsed on August 6, 2012.

Effective April 10, 2012, the Company's board of directors granted 200,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of April 10, 2012, with an exercise price of $0.065 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including April 9, 2017.

During the quarter ended March 31, 2012, Cameron Richardson departed the Company, an exercise notice for the 200,000 options held was not lodged and consequently the options lapsed during the quarter.

Effective January 13, 2012, the Company's board of directors granted 1,600,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of January 13, 2012, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including January 12, 2017.

Effective November 24, 2011, the Company's board of directors granted 3,650,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of November 24, 2011, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including November 23, 2016.

Effective October 11, 2011, the Company's board of directors granted 4,200,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of October 11, 2011, with an exercise price of $0.12 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including October 10, 2016.

On June 15, 2011 Michael Montgomery resigned from the board of directors, an exercise notice for the 500,000 options held was not lodged and consequently the options lapsed on July 15, 2011.

The total fair value of options granted during the three months ended June 30, 2012 was $11,979 (June 30, 2011: nil) and expensed in full as options were vested in full on grant. The fair value of options are determined using the Black Scholes option pricing model that takes into account the exercise price, the expected life of the option, the share price at grant date (April 10, 2012) and expected price volatility of the underlying share, the expected dividend yield (nil assumed) and the risk free interest rate (4.50% used) for the term of the option. Management determined 2.50 years to be the average expected likely life of the options and utilized the simplified method due to the fact that the Company has not had significant options granted to develop historical data to provide a reasonable basis to estimate option lives. Volatility rates were calculated at the grant date of the option tranche and a rate of 161.04% was used.

The total fair value of options granted for the three months ended March 31, 2012 was $43,681 (March 31, 2011: nil) and expensed in full as options were vested in full on grant. The fair value of options are determined using the Black Scholes option pricing model that takes into account the exercise price, the expected life of the option, the share price at grant date (January 13, 2012) and expected price volatility of the underlying share, the expected dividend yield (nil assumed) and the risk free interest rate (4.50% used) for the term of the option. Management determined 2.50 years to be the average expected likely life of the options and utilized the simplified method due to the fact that the Company has not had significant options granted to develop historical data to provide a reasonable basis to estimate option lives. Volatility rates were calculated at the grant date of the option tranche and a rate of 120.89% was used.

As of September 30, 2012, there are outstanding Warrants to purchase 8,000,000 shares of common stock with an exercise price of $0.08 expiring June 20, 2013.

7.	Stock Options and Warrants

In 2007, the Company's Board of Directors approved the 2007 Stock Option Plan (amended September 29, 2008) ("the Plan") to offer an incentive to obtain services of key employees, directors and consultants of the Company. The Plan provides for the reservation for awards of an aggregate of 10% of the total shares of Common Stock outstanding from time to time. No Plan participant may receive stock options exercisable for more than 2,500,000 shares of Common Stock in any one calendar year. Under the Plan, the exercise price of an incentive stock option must be at least equal to 100% of the fair market value of the common stock on the date of grant (110% of fair market value in the case of options granted to employees who hold more than 10% of the Company's capital stock on the date of grant). The term of stock options granted under the Plan is not to exceed ten years and the stock options vest immediately upon granting.

The following is a summary of stock option activity for the years ended December 31, 2011 and 2010, and the status of stock options outstanding and exercisable at December 31, 2011:

	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) 12/31/2011	Aggregate Intrinsic value at 12/31/2011
Outstanding and exercisable at December 31, 2009	2,200,000	0.26
Forfeited	(500,000)	0.26

Outstanding and exercisable at December 31, 2010	1,700,000	0.26	-	-
Forfeited during year	(500,000)	0.26	-	-
Granted during year	7,850,000	0.09	-	-

Outstanding and exercisable at December 31, 2011	9,050,000	0.11	4.28	36,500

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all "in-the-money" options (i.e. the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2011.

On June 15, 2011 Michael Montgomery resigned from the board of directors, an exercise notice for the 500,000 options held were not lodged and consequently the options lapsed on July 15, 2011.

Effective October 11, 2011, the Company's board of directors granted 4,200,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of October 11, 2011, with an exercise price of $0.12 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including the 10th day of October, 2016.

Effective November 24, 2011, the Company's board of directors granted 3,650,000 stock purchase options pursuant to the Company's 2007 Stock Option Plan. Each of the Options has an issue date, effective date and vesting date of November 24, 2011, with an exercise price of $0.05 per share. The term of these Options are five years. The Options are exercisable at any time from the grant date up to and including the 23rd day of November, 2016.

The total fair value of options granted for the year ended December 31 2011 (2010: nil) was $393,557 and expensed in full as options were vested in full on grant. The fair value of options are determined using the Black Scholes option pricing model that takes into account the exercise price, the expected life of the option, the share price at grant date (October 11, 2011 and November 24, 2011) and expected price volatility of the underlying share, the expected dividend yield (nil assumed) and the risk free interest rate (4.50% used) for the term of the option. Management determined 2.50 years to be the average expected likely life of the options and utilized the simplified method due to the fact that the Company has not had significant options granted to develop historical data to provide a reasonable basis to estimate option lives. Volatility rates were calculated at the grant date of each option tranche and rates of 116.95% and 120.89% respectively were used.

As of December 31, 2011, there are outstanding Warrants to purchase 8,000,000 shares of common stock with an exercise price of $0.08 expiring June 2013.